Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Jun. 30, 2025
CURRENT ASSETS
Cash and cash equivalents	$ 6,633,479	$ 12,831,485
Accounts receivable-third-party, net	1,379,534	1,302,189
Accounts receivable-related party		12,135
Inventories, net	2,293,311	2,719,790
Due from a related party	126,300	108,387
Prepayments and other current assets	3,030,798	3,497,688
Total current assets	13,463,422	20,471,674
NON-CURRENT ASSETS
Property, plant and equipment, net	63,373,780	58,259,795
Intangible assets, net	1,761,959	1,748,755
Long-term investments in equity investees	20,015,853	20,656,752
Operating lease right-of-use lease assets	12,989,658	13,166,788
Deferred tax assets	2,846,502	2,542,822
Total non-current assets	100,987,752	96,374,912
TOTAL ASSETS	114,451,174	116,846,586
CURRENT LIABILITIES
Short-term bank loans	715,000	698,000
Current portion of long-term bank loans	2,316,411	1,324,854
Due to a related party	117,202	32,171
Contract liabilities	264,183	187,846
Taxes payable	568,702	566,682
Operating lease liabilities, current	663,364	197,130
Accrued expenses and other current liabilities	1,369,078	1,482,981
Total current liabilities	7,681,668	6,105,917
NON-CURRENT LIABILITIES
Long-term bank loans	652,706	2,035,353
Operating lease liabilities, non-current	10,975,856	10,952,491
Total non-current liabilities	11,628,562	12,987,844
TOTAL LIABILITIES	19,310,230	19,093,761
Commitments and Contingencies (Note 13)
EQUITY
Statutory reserve	291,443	291,443
Accumulated deficit	(15,667,948)	(10,492,946)
Accumulated other comprehensive loss	(7,136,963)	(9,413,583)
Equity attributable to owners of the Company	95,140,900	97,752,782
Non-controlling interest	44	43
Total equity	95,140,944	97,752,825
TOTAL LIABILITIES AND EQUITY	114,451,174	116,846,586
Common Class A [Member]
EQUITY
Common shares value	117,636,230	117,349,730
Common Class B [Member]
EQUITY
Common shares value	18,138	18,138
Nonrelated Party [Member]
CURRENT LIABILITIES
Accounts payable	1,616,434	1,593,590
Related Party [Member]
CURRENT LIABILITIES
Accounts payable	$ 51,294	$ 22,663